Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Accrued employee compensation	$ 2,736	$ 2,186
NOLs and capital loss carryforwards	108,205	87,623
Credit carryforwards	110,513	114,986
Equity compensation	4,095	3,961
R&D capitalized costs	50,224	44,051
Start-up costs	40,408	43,836
Other	17,232	137
Total deferred tax assets	333,413	296,780
Deferred tax liabilities
Fixed asset basis	(668)	(1,876)
Other	(8,240)	(236)
Total deferred tax liabilities	(8,908)	(2,112)
Valuation allowance	(324,505)	(294,668)
Net deferred taxes	$ 0	$ 0